CONSOLIDATED STATEMENT OF CASH FLOWS - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Payments to suppliers and employees	$ (46,420,307)	$ (25,681,347)	$ (17,676,710)
Interest paid		(26,586)	(12,754)
BARDA receipts and other income received	10,056,537	8,206,863	7,094,061
Receipts from customers	5,826,634	1,129,046	928,687
R&D tax refund received	2,440,803		972,283
Contract liability	610,674
Interest received			123,709
Government grants received			13,200
Net cash flows used in operating activities	(27,485,659)	(16,372,024)	(8,557,524)
Cash flows from investing activities
Payments for plant and equipment	(1,473,934)	(498,749)	(432,592)
Payments for intellectual property	(320,676)
Proceeds from the sale of financial assets			627,837
Net cash flows (used in) provided by investing activities	(1,794,610)	(498,749)	195,245
Cash flows from financing activities
Proceeds from issuance of shares and options	45,036,886	29,760,563	9,048,102
Proceeds from exercise of share options	452,809
Capital raising expenses	(4,192,519)	(1,825,643)	(506,452)
Purchase of finance leased asset			(303,521)
Net cash flows provided by financing activities	41,297,176	27,934,920	8,238,129
Net increase (decrease) in cash and cash equivalents	12,016,907	11,064,147	(124,150)
Cash and cash equivalents at beginning of period	14,825,532	3,790,491	4,171,879
Impact of foreign exchange	2,141,052	(29,106)	(257,238)
Cash and cash equivalents at end of period	$ 28,983,491	$ 14,825,532	$ 3,790,491